Label	Element	Value
Stock options granted for services, shares	RCHA_StockOptionsGrantedForServicesShares	23,825
Stock split - 416.7 to 1	RCHA_StockSplit
Stock and warrants issued for cash, amount	RCHA_StockAndWarrantsIssuedForCash1	175,000
Stock issued for intangible assets, amount	RCHA_StockIssuedForIntangibleAssets1	123,973
Shares cancellation, amount	RCHA_SharesCancellation1
Forgiveness of shareholder debt	RCHA_ForgivenessOfShareholderDebt	28,818
Stock options granted for services	us-gaap_IssuanceOfStockAndWarrantsForServicesOrClaims	$ 663,307
Common Stock
Stock issued for intangible assets, shares	RCHA_StockIssuedForIntangibleAssets	827,670
Stock and warrants issued for cash, shares	RCHA_StockAndWarrantsIssuedForCash	5,833
Stock and warrants issued for cash, amount	RCHA_StockAndWarrantsIssuedForCash1	$ 6
Stock issued for intangible assets, amount	RCHA_StockIssuedForIntangibleAssets1	828
Shares cancellation, amount	RCHA_SharesCancellation1	$ (7,628)
Shares cancellation, shares	RCHA_SharesCancellation	(7,627,764)
Preferred Stock
Stock issued for intangible assets, shares	RCHA_StockIssuedForIntangibleAssets	6,000,000
Stock issued for intangible assets, amount	RCHA_StockIssuedForIntangibleAssets1	$ 6,000
Additional Paid-In Capital
Stock issued for services, shares	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices	1,182,141
Stock options granted for services, shares	RCHA_StockOptionsGrantedForServicesShares	23,825
Stock split - 416.7 to 1	RCHA_StockSplit	$ 214,537
Stock and warrants issued for cash, amount	RCHA_StockAndWarrantsIssuedForCash1	174,994
Stock issued for intangible assets, amount	RCHA_StockIssuedForIntangibleAssets1	117,145
Shares cancellation, amount	RCHA_SharesCancellation1	7,628
Forgiveness of shareholder debt	RCHA_ForgivenessOfShareholderDebt	28,818
Stock options granted for services	us-gaap_IssuanceOfStockAndWarrantsForServicesOrClaims	$ 663,307
Accumulated Deficit
Stock issued for services, shares	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
Stock options granted for services, shares	RCHA_StockOptionsGrantedForServicesShares
Stock split - 416.7 to 1	RCHA_StockSplit	$ (214,537)
Stock and warrants issued for cash, amount	RCHA_StockAndWarrantsIssuedForCash1
Stock issued for intangible assets, amount	RCHA_StockIssuedForIntangibleAssets1
Shares cancellation, amount	RCHA_SharesCancellation1
Forgiveness of shareholder debt	RCHA_ForgivenessOfShareholderDebt
NET LOSS	us-gaap_NetIncomeLoss	(3,004,937)
Stock options granted for services	us-gaap_IssuanceOfStockAndWarrantsForServicesOrClaims